SUNAMERICA FOCUSED SERIES, INC.
                        Focused Large-Cap Value Portfolio

              Supplement to the Prospectus Dated February 28, 2005

In the section titled "Management" under the heading "PORTFOLIO MANAGEMENT," the portfolio management disclosure with respect to Wellington Management Company, LLP ("Wellington Management"), of the Focused Large-Cap Value Portfolio is deleted and replaced in its entirety with the following, effective June 20, 2005.

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                              Name and
                              Title of
                              Portfolio
                              Manager(s)
Portfolio                     (and/or
or Managed                    Management
Component      Manager(s)     Team(s))       Experience
-------------- -------------- -------------- -----------------------------------

Focused        AIG            Steven A.      Mr. Neimeth is a portfolio manager
Large-Cap      SunAmerica     Neimeth        and senior vice president at
Value          Asset                         SunAmerica. Mr. Neimeth has over
Portfolio      Management                    ten years of experience in the
                                             investment industry, focusing the
                                             past five years on the large-cap
                                             value segment of the market. Prior
                                             to joining SunAmerica in April
                                             2004, Mr. Neimeth was a portfolio
                                             manager of the Neuberger Berman
                                             Large-Cap Value Fund, and between
                                             1997 and 2002, he was a portfolio
                                             manager and research analyst at
                                             Bear Sterns Asset Management. Mr.
                                             Neimeth holds a Bachelor of Arts
                                             from Hobart & William Smith
                                             Colleges and a Masters of Business
                                             Administration from the Johnson
                                             School of Management at Cornell
                                             University.
--------------------------------------------------------------------------------

         Effective June 20, 2005, Wellington Management has resigned as Subadviser to a portion of the Focused Large-Cap Value Portfolio.


Dated: June 21, 2005